Advances to Suppliers (Details) - USD ($)		3 Months Ended	12 Months Ended
		Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Schedule of advances to suppliers - third parties [Abstract]
Freight fees	[1]		$ 48,875	$ 123,767
Port fees				373
Total advances to suppliers-third parties		$ 58,906	48,875	$ 124,140
Freight fees		$ 58,906	$ 48,875

[1]	The advanced freight fee is the Company's prepayment made for various shipping costs for shipments from July to September 2020.